RELATED PARTY TRANSACTIONS - Consolidated Statements of Loss and Comprehensive Loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Professional fees	€ (3,423)	€ (3,024)
Shareholders, Key Management Personnel and Members
RELATED PARTY TRANSACTIONS
Revenues	101	115
Salaries and subcontractors	(4,088)	(4,601)
Share based compensation	(2,769)	(3,894)
Professional fees	(44)	(123)
Other operational costs	(228)
Interest and financing fees		(52)
Total	€ (7,028)	€ (8,555)